Revenue (Details) - Schedule of information of revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	$ 10,876,149	$ 16,465,562	$ 18,535,115
Wholesale [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	8,366,144	10,308,309	13,584,754
Retail [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	446,834	571,403	2,375,773
Apparel Total [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	8,812,979	10,879,712	15,960,527
Subcontracting [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	727,797	5,585,850	2,574,589
Subtotal [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	9,530,776	16,465,562	18,535,116
Travel service [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	991,929
Cross border e-commerce [Member]
Revenue (Details) - Schedule of information of revenue [Line Items]
Revenue	$ 343,444